Cover	Jan. 03, 2023	Aug. 22, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 03, 2023
Entity Registrant Name	BARK, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39691
Entity Tax Identification Number		85-1872418
Entity Address, Address Line One	120 Broadway, 12 Floor
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10271
City Area Code		855
Local Phone Number		501-2275
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Central Index Key	0001819574
Amendment Flag	false
Entity Address, City or Town	New York
Common Stock, par value $0.0001
Document Information [Line Items]
Title of 12(b) Security		Common Stock, par value $0.0001
Trading Symbol		BARK
Security Exchange Name		NYSE
Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security		Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol		BARK WS
Security Exchange Name		NYSE